LINE OF CREDIT (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	May 05, 2018
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate at Period End	3.75%
Long-Term Line of Credit		$ 398,470
Interest Payable, Current	$ 95,873	$ 32,102
Revolving Credit Facility [Member] | Matthew Nicoletti [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 400,000